BORROWINGS - Composition of Non-recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.20%	4.10%
Term (years)	9 years	10 years
Carrying value	$ 12,933	$ 12,859
Add: Unamortized premium	55	56
Less: Unamortized financing fees	(80)	(93)
Less: Current portion	(927)	(775)
Non Recourse Borrowings	11,981	12,047
Estimated fair value	$ 14,087	$ 14,595
Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	4.90%
Term (years)	8 years	8 years
Carrying value	$ 5,637	$ 5,412
Estimated fair value	$ 6,083	$ 6,108
Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.60%	3.80%
Term (years)	9 years	10 years
Carrying value	$ 2,638	$ 3,041
Estimated fair value	$ 2,864	$ 3,428
Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.50%	3.40%
Term (years)	12 years	12 years
Carrying value	$ 3,715	$ 3,480
Estimated fair value	$ 4,131	$ 4,038
Energy transition
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.70%	3.80%
Term (years)	12 years	12 years
Carrying value	$ 943	$ 926
Estimated fair value	$ 1,009	$ 1,021